Prepayments deposits and other assets	12 Months Ended
Dec. 31, 2023
Prepayments Deposits And Other Assets [Abstract]
Prepayments deposits and other assets
19.
Prepayments, deposits and other assets

	As at December 31,
	2022	2023
	RMB’million	RMB’million
Included in non-current assets
Prepaid content royalties	603	430
Others	106	110
	709	540
Included in current assets
Prepaid content royalties	1,606	1,949
Value-added tax recoverable	181	125
Prepaid vendors deposits and other receivables	647	815
Prepaid promotion and other expenses	399	438
Receivable from Tencent (Note 32(b))	72	54
Others	53	57
	2,958	3,438